Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

6. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Accrued expenses	1,316,086	2,901,847
Accrued professional service fees	352,892	1,032,931
Conference fee payable	77,457	169,339
Other payables	1,784,789	1,058,728
Deferred revenues	981,340	5,320,260
Other tax payable	550,386	1,468,789

Total	5,062,950	11,951,894

Deferred revenues represent recurring service fees received in advance of providing services and other income received in advance from depository bank. Accrued expense and other payables mainly consist of payables for membership conference meetings.